Property, Plant and Equipment - Detailed information about property, plant and equipment (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	$ 65,752
Property, plant and equipment at end of period	66,400	$ 65,752
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	131,895	129,789
Additions/Acquisitions	5,960	3,340
Transfers from E&E assets	223	194
Derecognitions and other	(909)	(1,158)
Disposals		(92)
Foreign exchange adjustments and other	87	178
Property, plant and equipment at end of period	137,082	131,895
Accumulated depletion and depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(66,143)	(61,746)
Derecognitions and other	909	1,158
Disposals		63
Foreign exchange adjustments and other	(60)	(174)
Expense	5,508	5,792
Property, plant and equipment at end of period	(70,682)	(66,143)
Operating segments | North America
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	24,356
Property, plant and equipment at end of period	25,102	24,356
Operating segments | North America | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	73,997	72,627
Additions/Acquisitions	4,146	1,789
Transfers from E&E assets	73	194
Derecognitions and other	(382)	(521)
Disposals		(92)
Foreign exchange adjustments and other	0	0
Property, plant and equipment at end of period	77,834	73,997
Operating segments | North America | Accumulated depletion and depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(49,641)	(46,577)
Derecognitions and other	382	521
Disposals		63
Foreign exchange adjustments and other	5	(28)
Expense	3,468	3,676
Property, plant and equipment at end of period	(52,732)	(49,641)
Operating segments | North Sea
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	1,430
Property, plant and equipment at end of period	1,487	1,430
Operating segments | North Sea | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	7,283	7,296
Additions/Acquisitions	208	104
Transfers from E&E assets	0	0
Derecognitions and other	3	(3)
Disposals		0
Foreign exchange adjustments and other	56	114
Property, plant and equipment at end of period	7,438	7,283
Operating segments | North Sea | Accumulated depletion and depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(5,853)	(5,712)
Derecognitions and other	(3)	3
Disposals		0
Foreign exchange adjustments and other	(54)	(103)
Expense	149	247
Property, plant and equipment at end of period	(5,951)	(5,853)
Operating segments | Offshore Africa
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	1,141
Property, plant and equipment at end of period	1,057	1,141
Operating segments | Offshore Africa | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	3,963	3,933
Additions/Acquisitions	48	94
Transfers from E&E assets	0	0
Derecognitions and other	0	0
Disposals		0
Foreign exchange adjustments and other	31	64
Property, plant and equipment at end of period	3,980	3,963
Operating segments | Offshore Africa | Accumulated depletion and depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(2,822)	(2,712)
Derecognitions and other	0	0
Disposals		0
Foreign exchange adjustments and other	(17)	(51)
Expense	118	161
Property, plant and equipment at end of period	(2,923)	(2,822)
Operating segments | Oil Sands Mining and Upgrading
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	38,421
Property, plant and equipment at end of period	38,357	38,421
Operating segments | Oil Sands Mining and Upgrading | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	45,710	45,016
Additions/Acquisitions	1,526	1,328
Transfers from E&E assets	150	0
Derecognitions and other	(530)	(634)
Disposals		0
Foreign exchange adjustments and other	0	0
Property, plant and equipment at end of period	46,856	45,710
Operating segments | Oil Sands Mining and Upgrading | Accumulated depletion and depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(7,289)	(6,247)
Derecognitions and other	530	634
Disposals		0
Foreign exchange adjustments and other	7	8
Expense	1,733	1,668
Property, plant and equipment at end of period	(8,499)	(7,289)
Operating segments | Midstream and Refining
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	289
Property, plant and equipment at end of period	283	289
Operating segments | Midstream and Refining | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	457	451
Additions/Acquisitions	9	6
Transfers from E&E assets	0	0
Derecognitions and other	0	0
Disposals		0
Foreign exchange adjustments and other	0	0
Property, plant and equipment at end of period	466	457
Operating segments | Midstream and Refining | Accumulated depletion and depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(168)	(153)
Derecognitions and other	0	0
Disposals		0
Foreign exchange adjustments and other	0	0
Expense	15	15
Property, plant and equipment at end of period	(183)	(168)
Head office
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	115
Property, plant and equipment at end of period	114	115
Head office | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	485	466
Additions/Acquisitions	23	19
Transfers from E&E assets	0	0
Derecognitions and other	0	0
Disposals		0
Foreign exchange adjustments and other	0	0
Property, plant and equipment at end of period	508	485
Head office | Accumulated depletion and depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(370)	(345)
Derecognitions and other	0	0
Disposals		0
Foreign exchange adjustments and other	(1)	0
Expense	25	25
Property, plant and equipment at end of period	$ (394)	$ (370)